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                                  CERTIFICATION

Pursuant to Rule 497(j) of the Securities Act of 1933 (the "1933 Act"), the undersigned hereby certifies as follows:

         1. This filing is made on behalf of the Berger Growth Fund, Inc. (the "Registrant"). Registrant's 1933 Act No. is 02-25384 and Registrant's 1940 Act No. is 811-01382.

                  There are no changes to the Prospectuses and Statements of Additional Information from the forms of the Prospectuses and Statements of Additional Information that were filed in the Post-Effective Amendment No. 65 ("PEA No. 65") on January 26, 2001, pursuant to Rule 485(b) of the 1933 Act, which became effective January 29, 2001.

         2.       The text of PEA No. 65 has been filed electronically.

DATED:  January 31, 2001

                                                Berger Growth Fund, Inc.

                                                /s/ Anthony R. Bosch

                                                By:  Anthony R. Bosch
                                                Vice President